BUSINESS COMBINATIONS - Acquisition of Avanxo (Details) $ in Thousands				14 Months Ended
		Feb. 01, 2019 USD ($)	Jan. 17, 2019 USD ($) installment	Mar. 24, 2020 USD ($)	Dec. 31, 2020 USD ($)		May 07, 2020 USD ($) shares	Apr. 20, 2020 shares	Dec. 31, 2019 USD ($)	May 31, 2019 USD ($)	Feb. 20, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]				$ 69,060				$ 97,300			$ 4,137
Cash paid	[1]				84,643	[2]			103,978			$ 4,328
Other financial liabilities					$ 80,483
Avanxo
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired		$ 44,302	$ 44,460						$ 44,302
Down payment		40,939
Cash paid		42,144								$ 1,205
Contingent consideration		2,158
Number of installments | installment			2
Other financial liabilities			$ 2,318
Consideration payment to be expensed			$ 5,300
Earn-out payment				$ 1,159
Total consideration paid through issuance and delivery of common shares		$ 865
Earn-out payment, percentage		25.00%
Period prior to closing of each share subscription			60 days
Lock-up period of common share issued pursuant to exercise option			12 months
Number of shares subscribed (in shares) | shares							2,730	6,346,000			14,778
Common stock, value, subscriptions							$ 978				$ 845
Avanxo | Major business combination
Disclosure of detailed information about business combination [line items]
Contingent consideration			$ 7,618

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[2]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.